Financial Instruments (Details 8) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables presented in the statement of financial position	₪ 493	[1]	$ 142	₪ 644
Trade payables, gross	1,735			1,661	[2]
Trade and other payables presented in the statement of financial position	44			50
Supply and receive communication services [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, gross	115			119
Offset amounts	(99)			(97)
Trade and other receivables presented in the statement of financial position	16			22
Trade payables, gross	143			147
Offset amounts	(99)			(97)
Trade and other payables presented in the statement of financial position	₪ 44			₪ 50

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.
[2]	Reclassified